UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported) N/A

Commission File Number of securitizer: ___________

Central Index Key Number of securitizer: 0001538990
______________________________

STORE CAPITAL CORPORATION(fn)
______________________________
Michael T. Bennett
(480) 256-1108
Name and telephone number, including area code, of the person
To contact in connection with this filing.
______________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

(fn)
STORE Capital Corporation, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities issued by the following affiliated issuers: STORE MASTER FUNDING I, LLC; STORE MASTER FUNDING II, LLC; STORE MASTER FUNDING III, LLC; STORE MASTER FUNDING IV, LLC; STORE MASTER FUNDING V, LLC; STORE MASTER FUNDING VI, LLC; and STORE MASTER FUNDING VII, LLC

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ______________________

_________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________________
Central Index Key Number of underwriter (if applicable): _______________________

______________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

STORE Capital Corporation	(Securitizer)

Dated: April 21, 2017

/s/ Michael T. Bennett	(Signature)
Michael T. Bennett
Executive Vice President – General Counsel